UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-21149

T. Rowe Price Retirement Funds, Inc.

(Exact name of registrant as specified in charter)

1307 Point Street, Baltimore, MD 21231

(Address of principal executive offices)

David Oestreicher

1307 Point Street, Baltimore, MD 21231

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: May 31

Date of reporting period: May 31, 2026

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Annual Shareholder Report

May 31, 2026

Target 2010 Fund

Investor Class (TRROX)

This annual shareholder report contains important information about Target 2010 Fund (the "fund") for the period of June 1, 2025 to May 31, 2026. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Target 2010 Fund - Investor Class	$48	0.45%

What drove fund performance during the past 12 months?

  Global stock indexes and fixed income markets generated strong returns for the 12 months ended May 31, 2026. Equities were supported by solid corporate earnings, enthusiasm for artificial intelligence and semiconductor-related investments, and periods of easing monetary policy as major central banks, including the Federal Reserve, reduced interest rates in late 2025. Despite volatility from shifting U.S. tariff policies and the U.S.-Iran conflict, markets recovered as ceasefire progress reduced energy-price pressures and improved investor sentiment, while fixed income benefited from declining yields, resilient credit markets, and easing geopolitical risks.

  Compared with the style-specific S&P Target Date 2010 Index, glide path effect contributed to results for the period. Despite bouts of volatility, global equity markets advanced significantly over the year, and the fund’s greater total equity exposure versus the benchmark was beneficial. Additionally, an overweight allocation to emerging markets equities, which strongly outpaced international developed markets, had a positive impact on relative results.

  Conversely, security selection within some of the underlying portfolios detracted from relative results, including allocations to U.S. large-cap value, core, and growth stocks.

  The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income. The fund invests in a diversified portfolio of other T. Rowe Price stock and bond mutual funds that represent various asset classes and sectors. Its allocation among T. Rowe Price funds will change over time in relation to its target retirement date.

How has the fund performed?

Cumulative Returns of a Hypothetical $10,000 Investment as of May 31, 2026

Table Summary
	Investor Class	Regulatory Benchmark	Strategy Benchmark
2016	10,000	10,000	10,000
2016	10,325	10,232	10,272
2016	10,186	9,908	10,167
2017	10,574	10,008	10,513
2017	10,832	10,158	10,743
2017	11,041	10,283	10,924
2017	11,260	10,227	11,207
2018	11,303	10,059	11,228
2018	11,303	10,120	11,287
2018	11,490	10,175	11,512
2018	11,195	10,089	11,206
2019	11,536	10,378	11,476
2019	11,692	10,768	11,591
2019	12,116	11,210	12,021
2019	12,406	11,178	12,348
2020	12,369	11,590	12,251
2020	12,337	11,781	12,394
2020	13,245	11,936	13,121
2020	13,673	11,992	13,495
2021	14,112	11,750	13,750
2021	14,653	11,734	14,208
2021	15,002	11,925	14,547
2021	14,845	11,854	14,431
2022	14,442	11,440	14,067
2022	13,775	10,769	13,427
2022	13,338	10,552	13,054
2022	13,386	10,332	13,165
2023	13,399	10,328	13,245
2023	13,596	10,538	13,488
2023	13,899	10,426	13,743
2023	14,030	10,454	13,853
2024	14,717	10,671	14,490
2024	15,004	10,676	14,729
2024	15,617	11,187	15,424
2024	15,903	11,173	15,599
2025	16,001	11,291	15,738
2025	16,100	11,258	15,920
2025	16,754	11,538	16,608
2025	17,194	11,809	17,114
2026	17,741	11,998	17,650
2026	18,025	11,836	17,969

202501-4140694, 202606-5569726

F183-052 7/26

Average Annual Total Returns

Table Summary
	1 Year	5 Years	10 Years
Target 2010 Fund (Investor Class)	11.95%	4.23%	6.07%
Bloomberg U.S. Aggregate Bond Index (Regulatory Benchmark)	5.13	0.17	1.70
S&P Target Date 2010 Index (Strategy Benchmark)	12.87	4.81	6.04

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$69,468
  Number of Portfolio Holdings26
  Investment Advisory Fees Paid (000s)$243
  Portfolio Turnover Rate27.7%

What did the fund invest in?

Asset Allocation (as a % of Net Assets)

Table Summary
Domestic Bond Funds	46.2%
Domestic Equity Funds	25.5
International Bond Funds	17.8
International Equity Funds	9.1
Short-Term and Other	1.4

Top Ten Holdings (as a % of Net Assets)

Table Summary
T. Rowe Price Limited Duration Inflation Focused Bond Fund	20.4%
T. Rowe Price New Income Fund	19.0
T. Rowe Price International Bond Fund (USD Hedged)	7.2
T. Rowe Price Growth Stock Fund	5.4
T. Rowe Price Value Fund	5.3
T. Rowe Price Dynamic Global Bond Fund	4.4
T. Rowe Price Emerging Markets Bond Fund	4.4
T. Rowe Price Hedged Equity Fund	3.4
T. Rowe Price High Yield Fund	3.3
T. Rowe Price U.S. Large-Cap Core Fund	2.9

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Bloomberg and S&P do not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

Target 2010 Fund

Investor Class (TRROX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Annual Shareholder Report

May 31, 2026

Target 2010 Fund

Advisor Class (PAERX)

This annual shareholder report contains important information about Target 2010 Fund (the "fund") for the period of June 1, 2025 to May 31, 2026. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Target 2010 Fund - Advisor Class	$74	0.70%

What drove fund performance during the past 12 months?

  Global stock indexes and fixed income markets generated strong returns for the 12 months ended May 31, 2026. Equities were supported by solid corporate earnings, enthusiasm for artificial intelligence and semiconductor-related investments, and periods of easing monetary policy as major central banks, including the Federal Reserve, reduced interest rates in late 2025. Despite volatility from shifting U.S. tariff policies and the U.S.-Iran conflict, markets recovered as ceasefire progress reduced energy-price pressures and improved investor sentiment, while fixed income benefited from declining yields, resilient credit markets, and easing geopolitical risks.

  Compared with the style-specific S&P Target Date 2010 Index, glide path effect contributed to results for the period. Despite bouts of volatility, global equity markets advanced significantly over the year, and the fund’s greater total equity exposure versus the benchmark was beneficial. Additionally, an overweight allocation to emerging markets equities, which strongly outpaced international developed markets, had a positive impact on relative results.

  Conversely, security selection within some of the underlying portfolios detracted from relative results, including allocations to U.S. large-cap value, core, and growth stocks.

  The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income. The fund invests in a diversified portfolio of other T. Rowe Price stock and bond mutual funds that represent various asset classes and sectors. Its allocation among T. Rowe Price funds will change over time in relation to its target retirement date.

How has the fund performed?

Cumulative Returns of a Hypothetical $10,000 Investment as of May 31, 2026

Table Summary
	Advisor Class	Regulatory Benchmark	Strategy Benchmark
2016	10,000	10,000	10,000
2016	10,317	10,232	10,272
2016	10,168	9,908	10,167
2017	10,556	10,008	10,513
2017	10,804	10,158	10,743
2017	11,004	10,283	10,924
2017	11,213	10,227	11,207
2018	11,256	10,059	11,228
2018	11,246	10,120	11,287
2018	11,423	10,175	11,512
2018	11,119	10,089	11,206
2019	11,446	10,378	11,476
2019	11,589	10,768	11,591
2019	12,010	11,210	12,021
2019	12,287	11,178	12,348
2020	12,240	11,590	12,251
2020	12,198	11,781	12,394
2020	13,085	11,936	13,121
2020	13,507	11,992	13,495
2021	13,941	11,750	13,750
2021	14,452	11,734	14,208
2021	14,796	11,925	14,547
2021	14,630	11,854	14,431
2022	14,228	11,440	14,067
2022	13,548	10,769	13,427
2022	13,118	10,552	13,054
2022	13,154	10,332	13,165
2023	13,164	10,328	13,245
2023	13,344	10,538	13,488
2023	13,639	10,426	13,743
2023	13,754	10,454	13,853
2024	14,423	10,671	14,490
2024	14,688	10,676	14,729
2024	15,285	11,187	15,424
2024	15,550	11,173	15,599
2025	15,631	11,291	15,738
2025	15,728	11,258	15,920
2025	16,349	11,538	16,608
2025	16,762	11,809	17,114
2026	17,286	11,998	17,650
2026	17,561	11,836	17,969

202501-4140694, 202606-5569726

F269-052 7/26

Average Annual Total Returns

Table Summary
	1 Year	5 Years	10 Years
Target 2010 Fund (Advisor Class)	11.66%	3.97%	5.79%
Bloomberg U.S. Aggregate Bond Index (Regulatory Benchmark)	5.13	0.17	1.70
S&P Target Date 2010 Index (Strategy Benchmark)	12.87	4.81	6.04

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$69,468
  Number of Portfolio Holdings26
  Investment Advisory Fees Paid (000s)$243
  Portfolio Turnover Rate27.7%

What did the fund invest in?

Asset Allocation (as a % of Net Assets)

Table Summary
Domestic Bond Funds	46.2%
Domestic Equity Funds	25.5
International Bond Funds	17.8
International Equity Funds	9.1
Short-Term and Other	1.4

Top Ten Holdings (as a % of Net Assets)

Table Summary
T. Rowe Price Limited Duration Inflation Focused Bond Fund	20.4%
T. Rowe Price New Income Fund	19.0
T. Rowe Price International Bond Fund (USD Hedged)	7.2
T. Rowe Price Growth Stock Fund	5.4
T. Rowe Price Value Fund	5.3
T. Rowe Price Dynamic Global Bond Fund	4.4
T. Rowe Price Emerging Markets Bond Fund	4.4
T. Rowe Price Hedged Equity Fund	3.4
T. Rowe Price High Yield Fund	3.3
T. Rowe Price U.S. Large-Cap Core Fund	2.9

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Bloomberg and S&P do not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

Target 2010 Fund

Advisor Class (PAERX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Annual Shareholder Report

May 31, 2026

Target 2010 Fund

I Class (TORFX)

This annual shareholder report contains important information about Target 2010 Fund (the "fund") for the period of June 1, 2025 to May 31, 2026. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Target 2010 Fund - I Class	$32	0.30%

What drove fund performance during the past 12 months?

  Global stock indexes and fixed income markets generated strong returns for the 12 months ended May 31, 2026. Equities were supported by solid corporate earnings, enthusiasm for artificial intelligence and semiconductor-related investments, and periods of easing monetary policy as major central banks, including the Federal Reserve, reduced interest rates in late 2025. Despite volatility from shifting U.S. tariff policies and the U.S.-Iran conflict, markets recovered as ceasefire progress reduced energy-price pressures and improved investor sentiment, while fixed income benefited from declining yields, resilient credit markets, and easing geopolitical risks.

  Compared with the style-specific S&P Target Date 2010 Index, glide path effect contributed to results for the period. Despite bouts of volatility, global equity markets advanced significantly over the year, and the fund’s greater total equity exposure versus the benchmark was beneficial. Additionally, an overweight allocation to emerging markets equities, which strongly outpaced international developed markets, had a positive impact on relative results.

  Conversely, security selection within some of the underlying portfolios detracted from relative results, including allocations to U.S. large-cap value, core, and growth stocks.

  The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income. The fund invests in a diversified portfolio of other T. Rowe Price stock and bond mutual funds that represent various asset classes and sectors. Its allocation among T. Rowe Price funds will change over time in relation to its target retirement date.

How has the fund performed?

Cumulative Returns of a Hypothetical $500,000 Investment as of May 31, 2026

Table Summary
	I Class	Regulatory Benchmark	Strategy Benchmark
2016	500,000	500,000	500,000
2016	516,249	511,616	513,589
2016	509,285	495,403	508,331
2017	529,169	500,416	525,640
2017	542,029	507,893	537,168
2017	552,508	514,136	546,218
2017	563,939	511,326	560,334
2018	566,082	502,944	561,421
2018	566,082	505,990	564,357
2018	575,435	508,741	575,583
2018	560,668	504,464	560,318
2019	578,275	518,886	573,790
2019	586,055	538,376	579,527
2019	607,837	560,492	601,038
2019	622,359	558,902	617,377
2020	621,004	579,506	612,568
2020	619,398	589,067	619,689
2020	664,903	596,775	656,065
2020	686,852	599,611	674,725
2021	709,381	587,524	687,514
2021	736,470	586,682	710,409
2021	755,093	596,272	727,372
2021	747,192	592,695	721,532
2022	728,035	571,989	703,352
2022	693,947	538,444	671,338
2022	672,033	527,606	652,677
2022	674,468	516,596	658,230
2023	675,811	516,381	662,250
2023	685,730	526,907	674,392
2023	701,600	521,310	687,131
2023	708,213	522,690	692,658
2024	743,590	533,562	724,481
2024	758,696	533,786	736,460
2024	789,593	559,349	771,213
2024	804,011	558,625	779,969
2025	809,762	564,552	786,885
2025	814,782	562,924	796,010
2025	847,775	576,891	830,375
2025	870,727	590,474	855,708
2026	898,396	599,896	882,506
2026	914,264	591,821	898,457

202501-4140694, 202606-5569726

F447-052 7/26

Average Annual Total Returns

Table Summary
	1 Year	5 Years	10 Years
Target 2010 Fund (I Class)	12.21%	4.42%	6.22%
Bloomberg U.S. Aggregate Bond Index (Regulatory Benchmark)	5.13	0.17	1.70
S&P Target Date 2010 Index (Strategy Benchmark)	12.87	4.81	6.04

The preceding line graph shows the value of a hypothetical $500,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$69,468
  Number of Portfolio Holdings26
  Investment Advisory Fees Paid (000s)$243
  Portfolio Turnover Rate27.7%

What did the fund invest in?

Asset Allocation (as a % of Net Assets)

Table Summary
Domestic Bond Funds	46.2%
Domestic Equity Funds	25.5
International Bond Funds	17.8
International Equity Funds	9.1
Short-Term and Other	1.4

Top Ten Holdings (as a % of Net Assets)

Table Summary
T. Rowe Price Limited Duration Inflation Focused Bond Fund	20.4%
T. Rowe Price New Income Fund	19.0
T. Rowe Price International Bond Fund (USD Hedged)	7.2
T. Rowe Price Growth Stock Fund	5.4
T. Rowe Price Value Fund	5.3
T. Rowe Price Dynamic Global Bond Fund	4.4
T. Rowe Price Emerging Markets Bond Fund	4.4
T. Rowe Price Hedged Equity Fund	3.4
T. Rowe Price High Yield Fund	3.3
T. Rowe Price U.S. Large-Cap Core Fund	2.9

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Bloomberg and S&P do not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

Target 2010 Fund

I Class (TORFX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Directors has determined that Mr. Paul F. McBride qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. McBride is considered independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) – (d)  Aggregate fees billed for the last two fiscal years for professional services rendered to, or on behalf of, the registrant by the registrant’s principal accountant were as follows:

	2026	2025
Audit Fees	$14,964	$15,774
Audit-Related Fees	-	-
Tax Fees	-	-
All Other Fees	-	-

Audit fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant’s financial statements and specifically include the issuance of a report on internal controls and, if applicable, agreed-upon procedures related to fund acquisitions. Tax fees include amounts related to services for tax compliance, tax planning, and tax advice. The nature of these services specifically includes the review of distribution calculations and the preparation of Federal, state, and excise tax returns. All other fees include the registrant’s pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant’s Board of Directors/Trustees.

(e)(1)  The registrant’s audit committee has adopted a policy whereby audit and non-audit services performed by the registrant’s principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

   (2)  No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)  Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g)  The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $1,211,000 and $1,746,000, respectively.

(h)  All non-audit services rendered in (g) above were pre-approved by the registrant’s audit committee. Accordingly, these services were considered by the registrant’s audit committee in maintaining the principal accountant’s independence.

(i)  Not applicable.

(j)  Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)  Not applicable. The complete schedule of investments is included in Item 7 of this Form N-CSR.

(b)  Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a – b) Report pursuant to Regulation S-X.

Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
May 31, 2026
Financial Statements and Other Information
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
TRROX Target 2010 Fund –
.
PAERX Target 2010 Fund–
.
Advisor Class
TORFX Target 2010 Fund–
.
I Class

T. ROWE PRICE Target 2010 Fund
Financial Highlights

For a share outstanding throughout each period
Investor Class
.. Year ..
.. Ended .
5/31/26 5/31/25 5/31/24 5/31/23 5/31/22
NET ASSET VALUE
Beginning of period $ 11.33 $ 11.01 $ 10.34 $ 11.35 $ 13.00
Investment activities
Net investment income
(1)(2)
0.41 0.39 0.31 0.37 0.29
Net realized and
unrealized gain/loss 0.92 0.40 0.75 (0.54) (0.99)
Total from investment
activities 1.33 0.79 1.06 (0.17) (0.70)
Distributions
Net investment income (0.43) (0.42) (0.33) (0.34) (0.26)
Net realized gain (0.17) (0.05) (0.06) (0.50) (0.69)
Total distributions (0.60) (0.47) (0.39) (0.84) (0.95)
NET ASSET VALUE
End of period $ 12.06 $ 11.33 $ 11.01 $ 10.34 $ 11.35
Ratios/Supplemental Data
Total return
(2)(3)(4)
11.95% 7.31% 10.35% (1.29)% (6.00)%
Ratios to average net assets:
(2)
Gross expenses before
payments by Price
Associates
(4)
0.45% 0.45% 0.45% 0.45% 0.45%
Net expenses after
payments by Price
Associates
(4)
0.45% 0.45% 0.45% 0.45% 0.45%
Net investment income
(4)
3.48% 3.42% 2.94% 3.44% 2.29%
Portfolio turnover rate
(4)
27.7% 19.5% 31.5% 33.5% 35.4%
Net assets, end of period (in
thousands) $25,231 $24,503 $28,763 $32,351 $38,802
0% 0% 0% 0% 0%

T. ROWE PRICE Target 2010 Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. The fund's total return may be higher or lower than the investment results of the individual underlying Price Funds.
(4)
Reflects the activity of the fund, and does not include the activity of the underlying Price
Funds. However, investment performance of the fund is directly related to the investment performance of the underlying Price Funds in which it invests.

T. ROWE PRICE Target 2010 Fund
Financial Highlights

For a share outstanding throughout each period
Advisor Class
.. Year ..
.. Ended .
5/31/26 5/31/25 5/31/24 5/31/23 5/31/22
NET ASSET VALUE
Beginning of period $ 11.40 $ 11.08 $ 10.41 $ 11.36 $ 13.01
Investment activities
Net investment income
(1)(2)
0.38 0.36 0.29 0.35 0.26
Net realized and
unrealized gain/loss 0.92 0.41 0.75 (0.54) (1.00)
Total from investment
activities 1.30 0.77 1.04 (0.19) (0.74)
Distributions
Net investment income (0.40) (0.40) (0.31) (0.26) (0.22)
Net realized gain (0.17) (0.05) (0.06) (0.50) (0.69)
Total distributions (0.57) (0.45) (0.37) (0.76) (0.91)
NET ASSET VALUE
End of period $ 12.13 $ 11.40 $ 11.08 $ 10.41 $ 11.36
Ratios/Supplemental Data
Total return
(2)(3)(4)
11.66% 7.08% 10.08% (1.51)% (6.26)%
Ratios to average net assets:
(2)
Gross expenses before
payments by Price
Associates
(4)
0.70% 0.70% 0.70% 0.70% 0.70%
Net expenses after
payments by Price
Associates
(4)
0.70% 0.70% 0.70% 0.70% 0.70%
Net investment income
(4)
3.24% 3.19% 2.74% 3.25% 2.07%
Portfolio turnover rate
(4)
27.7% 19.5% 31.5% 33.5% 35.4%
Net assets, end of period (in
thousands) $505 $450 $417 $379 $383
0% 0% 0% 0% 0%

T. ROWE PRICE Target 2010 Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. The fund's total return may be higher or lower than the investment results of the individual underlying Price Funds.
(4)
Reflects the activity of the fund, and does not include the activity of the underlying Price
Funds. However, investment performance of the fund is directly related to the investment performance of the underlying Price Funds in which it invests.

T. ROWE PRICE Target 2010 Fund
Financial Highlights

For a share outstanding throughout each period
I Class
.. Year ..
.. Ended .
5/31/26 5/31/25 5/31/24 5/31/23 5/31/22
NET ASSET VALUE
Beginning of period $ 11.36 $ 11.05 $ 10.37 $ 11.40 $ 13.05
Investment activities
Net investment income
(1)(2)
0.43 0.41 0.34 0.39 0.26
Net realized and
unrealized gain/loss 0.93 0.39 0.75 (0.55) (0.93)
Total from investment
activities 1.36 0.80 1.09 (0.16) (0.67)
Distributions
Net investment income (0.45) (0.44) (0.35) (0.37) (0.29)
Net realized gain (0.17) (0.05) (0.06) (0.50) (0.69)
Total distributions (0.62) (0.49) (0.41) (0.87) (0.98)
NET ASSET VALUE
End of period $ 12.10 $ 11.36 $ 11.05 $ 10.37 $ 11.40
Ratios/Supplemental Data
Total return
(2)(3)(4)
12.21% 7.39% 10.64% (1.18)% (5.77)%
Ratios to average net assets:
(2)
Gross expenses before
payments by Price
Associates
(4)
0.30% 0.30% 0.30% 0.30% 0.30%
Net expenses after
payments by Price
Associates
(4)
0.30% 0.30% 0.30% 0.30% 0.30%
Net investment income
(4)
3.66% 3.58% 3.15% 3.66% 2.10%
Portfolio turnover rate
(4)
27.7% 19.5% 31.5% 33.5% 35.4%
Net assets, end of period (in
thousands) $43,732 $40,885 $40,055 $36,429 $37,403
0% 0% 0% 0% 0%

T. ROWE PRICE Target 2010 Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. The fund's total return may be higher or lower than the investment results of the individual underlying Price Funds.
(4)
Reflects the activity of the fund, and does not include the activity of the underlying Price
Funds. However, investment performance of the fund is directly related to the investment performance of the underlying Price Funds in which it invests.

T. ROWE PRICE Target 2010 Fund
May 31, 2026

Portfolio of Investments
(1)
(1)
$ Value
5/31/25
$ Purchase
Cost
(2)
$ Sales
Cost
(2)
Shares
$ Value
5/31/26
(Cost and value in $000s)
BOND FUNDS 64 .0%
T. Rowe Price Funds:
Limited Duration Inflation Focused
Bond Fund  13,265 3,311 2,441 3,000,583 14,163
New Income Fund  11,874 3,518 2,383 1,667,870 13,209
International Bond Fund (USD
Hedged)  4,631 1,238 885 587,727 5,007
Dynamic Global Bond Fund  2,748 890 586 403,099 3,072
Emerging Markets Bond Fund  2,610 745 588 305,505 3,028
High Yield Fund  2,254 409 396 384,124 2,286
U.S. Treasury Long-Term Index
Fund  1,843 344 691 233,609 1,642
Dynamic Credit Fund  1,135 432 229 152,590 1,305
Floating Rate Fund  772 142 136 84,392 770
Total Bond Funds (Cost $ 46,150 ) 44,482
EQUITY FUNDS 34 .6%
T. Rowe Price Funds:
Growth Stock Fund  3,027 1,053 627 31,859 3,757
Value Fund  3,171 568 554 67,973 3,648
Hedged Equity Fund  2,277 387 530 167,032 2,353
U.S. Large-Cap Core Fund  2,168 396 704 42,468 2,001
Equity Index 500 Fund  1,531 775 800 9,612 1,894
International Value Equity Fund  1,840 259 533 67,383 1,777
Overseas Stock Fund  1,582 225 388 91,381 1,628
Real Assets Fund  1,529 216 594 75,193 1,514
International Stock Fund  1,385 290 301 62,688 1,431
Emerging Markets Discovery Stock
Fund  600 101 214 32,395 737
Emerging Markets Stock Fund  542 71 161 12,323 697
Mid-Cap Value Fund  675 109 206 18,559 688
Mid-Cap Growth Fund  744 114 198 6,457 652
New Horizons Fund (3) 319 155 89 7,041 435
Small-Cap Value Fund  420 83 128 7,153 429
Small-Cap Stock Fund  341 76 77 6,144 395
Total Equity Funds (Cost $ 14,317 ) 24,036

T. ROWE PRICE Target 2010 Fund

$ Value
5/31/25
$ Purchase
Cost
(2)
$ Sales
Cost
(2)
Shares
$ Value
5/31/26
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 1 .4%
Money Market Funds  1.4%
T. Rowe Price U.S. Treasury
Money Fund, 3.70% (4) 2,587 2,425 4,026 984,003 984
Total Short-Term Investments (Cost $ 984 ) 984
Total Investments in Securities
100.0% of Net Assets (Cost $61,451) $ 69,502
(1) Each underlying Price Fund is an affiliated company; the fund is invested in the Z Class of each underlying Price Fund, except for the Transition
Fund, if held, which is a single class fund. Additional information about each underlying Price Fund is available by calling 1-877-495-1138 and at www.troweprice.com.
(2) Purchase cost and Sales cost for affiliates not held at period end totaled
$556 and $556, respectively.
(3) Non-income producing
(4) Seven-day yield

T. ROWE PRICE Target 2010 Fund

AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the year ended May 31, 2026. Net realized gain (loss), investment income, and change in net unrealized gain/loss reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Funds:
Dynamic Credit Fund  $ (2) $ (33) $ 92
Dynamic Global Bond Fund  (42) 20 141
Emerging Markets Bond Fund  (38) 261 186
Emerging Markets Discovery Stock Fund  45 250 35
Emerging Markets Stock Fund  46 245 12
Equity Index 500 Fund  59 388 20
Floating Rate Fund  (1) (8) 58
Growth Stock Fund  447 304 4
Hedged Equity Fund  160 219 33
High Yield Fund  (7) 19 170
International Bond Fund (USD Hedged)  (42) 23 195
International Stock Fund  124 57 44
International Value Equity Fund  262 211 65
Limited Duration Inflation Focused Bond Fund  (80) 28 655
Mid-Cap Growth Fund  72 (8) 5
Mid-Cap Value Fund  49 110 14
New Horizons Fund  45 50 —
New Income Fund  (175) 200 613
Overseas Stock Fund  147 209 50
Real Assets Fund  112 363 60
Small-Cap Stock Fund  29 55 3
Small-Cap Value Fund  63 54 6
U.S. Large-Cap Core Fund  249 141 23
U.S. Treasury Long-Term Index Fund  (140) 146 71
Value Fund  151 463 53
U.S. Treasury Money Fund, 3.70% — (2) 85
Affiliates not held at period end — — —
Totals $ 1,533 # $ 3,765 $ 2,693 +

T. ROWE PRICE Target 2010 Fund

The accompanying notes are an integral part of these financial statements.
# Capital gain distributions from underlying Price funds represented $1,055 of the net realized gain (loss).
+ Investment income comprised $2,693 of income distributions from underlying Price Funds.

T. ROWE PRICE Target 2010 Fund
May 31, 2026
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Assets
Investments in securities, at value (cost $61,451) $ 69,502
Receivable for investment securities sold 521
Receivable for shares sold 1
Total assets 70,024
Liabilities
Payable for shares redeemed 518
Investment management and administrative fees payable 38
Total liabilities 556
NET ASSETS $ 69,468
Net Assets Consist of:
Total distributable earnings (loss) $ 6,285
Paid-in capital applicable to 5,748,747 shares of $0.0001 par value capital stock outstanding; 30,000,000,000 shares of
the Corporation authorized 63,183
NET ASSETS $ 69,468
NET ASSET VALUE PER SHARE
Investor Class
(Net assets: $25,231; Shares outstanding: 2,091,480) $ 12.06
Advisor Class
(Net assets: $505; Shares outstanding: 41,629) $ 12.13
I Class
(Net assets: $43,732; Shares outstanding: 3,615,638) $ 12.10

T. ROWE PRICE Target 2010 Fund
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
Year
Ended
5/31/26
Investment Income (Loss)
Income distributions from underlying Price Funds $ 2,693
Expenses
Investment management and administrative expense 243
Rule 12b-1 fees
Advisor Class 1
Total expenses 244
Net investment income 2,449
Realized and Unrealized Gain / Loss –
Net realized gain (loss)
Sales of underlying Price Funds 478
Capital gain distributions from underlying Price Funds 1,055
Net realized gain 1,533
Change in net unrealized gain / loss on underlying Price Funds 3,765
Net realized and unrealized gain / loss 5,298
INCREASE IN NET ASSETS FROM OPERATIONS $ 7,747

T. ROWE PRICE Target 2010 Fund
Statement of Changes in Net Assets

($000s)
Year . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . .
5/31/26 5/31/25
Increase (Decrease) in Net Assets
Operations
Net investment income $ 2,449 $ 2,408
Net realized gain 1,533 1,277
Change in net unrealized gain / loss 3,765 1,210
Increase in net assets from operations 7,747 4,895
Distributions to shareholders
Net earnings
Investor Class (1,210) (1,091)
Advisor Class (22) (17)
I Class (2,228) (1,702)
Decrease in net assets from distributions (3,460) (2,810)
Capital share transactions
*
Shares sold
Investor Class 1,738 1,202
Advisor Class 22 24
I Class 7,707 3,701
Distributions reinvested
Investor Class 1,200 1,086
Advisor Class 22 17
I Class 2,208 1,682
Shares redeemed
Investor Class (3,813) (7,410)
Advisor Class (20) (19)
I Class (9,721) (5,765)
Decrease in net assets from capital share
transactions (657) (5,482)

T. ROWE PRICE Target 2010 Fund
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
Year . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . .
5/31/26 5/31/25
Net Assets
Increase (decrease) during period 3,630 (3,397)
Beginning of period 65,838 69,235
End of period $ 69,468 $ 65,838
*Share information (000s)
Shares sold
Investor Class 146 108
Advisor Class 2 2
I Class 651 326
Distributions reinvested
Investor Class 104 99
Advisor Class 2 2
I Class 191 153
Shares redeemed
Investor Class (322) (656)
Advisor Class (2) (2)
I Class (824) (507)
Decrease in shares outstanding (52) (475)

T. ROWE PRICE Target 2010 Fund
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price Retirement Funds, Inc. (the corporation) is registered under the
Investment Company Act of 1940 (the 1940 Act). T. Rowe Price Target 2010
Fund (the fund) is a diversified, open-end management investment company and is one of the portfolios established by the corporation. The fund invests in a portfolio of other T. Rowe Price stock and bond funds (underlying Price
Funds) that represent various asset classes and sectors. The fund’s allocation among underlying Price Funds will change, and its asset mix will become more conservative over time. The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income.
The fund has three classes of shares: the Target 2010 Fund (Investor Class), the Target 2010 Fund–Advisor Class (Advisor Class) and the Target 2010
Fund–I Class (I Class). Advisor Class shares are sold only through various brokers and other financial intermediaries that are compensated by the class for distribution, shareholder servicing, and/or certain administrative services under a Board-approved Rule 12b-1 plan; the Investor and I Classes do not pay Rule 12b-1 fees. I Class shares require a $500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to all classes; and, in all other respects, the same rights and obligations as the other classes.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board
Accounting Standards Codification Topic 946 (ASC 946). The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management.
Management believes that estimates and valuations of the underlying Price
Funds are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale of the underlying Price Funds.

T. ROWE PRICE Target 2010 Fund

Investment Transactions, Investment Income, and Distributions  Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Dividends received from underlying Price Fund investments are reflected as income; capital gain distributions are reflected as realized gain/loss. Income and capital gain distributions from the underlying
Price Funds are recorded on the ex-dividend date. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared and paid by each class annually. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Class Accounting  Investment management and administrative expenses incurred by each class are charged directly to the class to which they relate.
Expenses common to all classes, investment income, and realized and unrealized gains and losses are allocated to the classes based upon the relative daily net assets of each class. The Advisor Class pays Rule 12b-1 fees in an amount not exceeding 0.25% of the class’s average daily net assets.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally
4 p.m. Eastern time, each day the NYSE is open for business. However, the
NAV per share may be calculated at a time other than the normal close of the
NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by T. Rowe Price Associates, Inc., or its agents.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
The fund’s financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Investments in the underlying Price Funds are valued at their closing NAV per share on the day

T. ROWE PRICE Target 2010 Fund

of valuation. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
The fund’s Board of Directors (the Board) has designated T. Rowe Price
Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of

T. ROWE PRICE Target 2010 Fund

judgment used in determining those values. On May 31, 2026, all of the fund’s financial instruments were classified as Level 1, based on the inputs used to determine their fair values.
NOTE 3 - INVESTMENTS IN UNDERLYING PRICE FUNDS
Purchases and sales of the underlying Price Funds other than in-kind transactions, if any, aggregated $18,888,000 and $19,458,000, respectively for the year ended May 31, 2026.
NOTE 4 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under
Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes.
The fund files U.S. federal, state, and local tax returns as required. The fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.
Capital accounts within the financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The permanent book/tax adjustments, if any, have no impact on results of operations or net assets. The permanent book/tax adjustments relate primarily to deemed distributions on shareholder redemptions and the character of distributions from the underlying Price Funds.

T. ROWE PRICE Target 2010 Fund

The tax character of distributions paid for the periods presented was as follows:
At May 31, 2026, the tax-basis cost of investments (including derivatives, if any)
and gross unrealized appreciation and depreciation were as follows:
At May 31, 2026, the tax-basis components of accumulated net earnings (loss)
were as follows:
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement purposes versus for tax purposes; these differences will reverse in a subsequent reporting period. The temporary differences relate primarily to the deferral of losses from wash sales.
($000s)
May 31,
2026
May 31,
2025
Ordinary income (including short-term capital
gains, if any)
$
2,489
$
2,622
Long-term capital gain 971 188
Total distributions
$
3,460
$
2,810
($000s)
Cost of investments
$
65,217
Unrealized appreciation
$
9,993
Unrealized depreciation (5,708)
Net unrealized appreciation (depreciation)
$
4,285
($000s)
Undistributed ordinary income
$
637
Undistributed long-term capital gain 1,363
Net unrealized appreciation (depreciation) 4,285
Total distributable earnings (loss)
$
6,285

T. ROWE PRICE Target 2010 Fund

NOTE 5 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates), a
wholly owned subsidiary of T. Rowe Price Group, Inc. Price Associates, directly or through sub-advisory agreements with its wholly owned subsidiaries, also provides investment management services to all the underlying Price Funds.
Certain officers and directors of the fund are also officers and directors of Price
Associates and its subsidiaries and the underlying Price Funds.
The fund operates in accordance with an amended investment management agreement (amended management agreement), between the corporation, on behalf of the fund, and Price Associates. Under the amended management agreement, the fund pays an annual all-inclusive fee that is based on a predetermined fee schedule that ranges from 0.64% to 0.45% for the
Investor Class and Advisor Class and 0.46% to 0.30% for the I Class, generally declining as the fund reduces its overall stock exposure along its investment glide path. The annual all-inclusive fee covers investment management services and all of the fund’s operating expenses except for interest expense; expenses related to borrowings, taxes, and brokerage; nonrecurring, extraordinary expenses; acquired fund fees and expenses; and any 12b-1 fees applicable to a class. Differences in the annual all-inclusive fees between certain classes relate to differences in expected shareholder servicing expenses. At May 31, 2026, the effective annual all-inclusive fee rate was 0.45% for the Investor Class and
Advisor Class and 0.30% for the I Class.
In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates, each an affiliate of the fund (collectively, Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. T. Rowe Price Retirement Plan Services, Inc.
provides subaccounting and recordkeeping services for certain retirement accounts invested in the fund. Pursuant to the annual all-inclusive fee arrangement under the investment management agreement, expenses incurred by the fund pursuant to these service agreements are paid by Price Associates.
T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund
(except for 12b-1 fees under a Board-approved Rule 12b-1 plan).

T. ROWE PRICE Target 2010 Fund

The fund may invest in the T. Rowe Price Transition Fund (Transition Fund) to
facilitate the fund’s transition between the various underlying Price Funds as the fund rebalances its allocation to the underlying Price Funds. There is no specific neutral allocation to the Transition Fund. In addition, the fund may also maintain a small position in the Transition Fund when it is not actively involved in a transition.
The fund does not invest in the underlying Price Funds for the purpose of exercising management or control; however, investments by the fund may represent a significant portion of an underlying Price Fund’s net assets. At
May 31, 2026 , the fund held less than 25% of the outstanding shares of any underlying Price Fund.
NOTE 6 - SEGMENT REPORTING
Operating segments are defined as components of a company that engage in business activities and for which discrete financial information is available and regularly reviewed by the chief operating decision maker (CODM) in deciding how to allocate resources and assess performance. The Management
Committee of Price Group acts as the fund’s CODM. The fund makes investments in accordance with its investment objective as outlined in the
Prospectus and is considered one reportable segment because the CODM allocates resources and assesses the operating results of the fund on the whole.
The fund’s revenue is derived from investments in a portfolio of securities.
The CODM allocates resources and assesses performance based on the operating results of the fund, which is consistent with the results presented in the statement of operations, statement of changes in net assets and financial highlights. The CODM compares the fund’s performance to its benchmark index and evaluates the positioning of the fund in relation to its investment objective.
The measure of segment assets is net assets of the fund which is disclosed in the statement of assets and liabilities.
The accounting policies of the segment are the same as those described in the summary of significant accounting policies. The financial statements include all details of the segment assets, segment revenue and expenses; and reflect the financial results of the segment.

T. ROWE PRICE Target 2010 Fund

NOTE 7 - OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.

T. ROWE PRICE Target 2010 Fund

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Directors of T. Rowe Price Retirement Funds, Inc. and
Shareholders of T. Rowe Price Target 2010 Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of T. Rowe Price Target 2010 Fund (one of the funds constituting T. Rowe Price Retirement Funds, Inc., referred to hereafter as the "Fund") as of May 31, 2026, the related statement of operations for the year ended May 31, 2026, the statement of changes in net assets for each of the two years in the period ended May 31, 2026, including the related notes, and the financial highlights for each of the five years in the period ended May 31, 2026
(collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the
Fund as of May 31, 2026, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended May
31, 2026 and the financial highlights for each of the five years in the period ended May 31, 2026, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management.
Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public
Company Accounting Oversight Board (United States) (PCAOB) and are
required to be independent with respect to the Fund in accordance with the U.S.
federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

T. ROWE PRICE Target 2010 Fund

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of May 31, 2026 by correspondence with the transfer agent. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Baltimore, Maryland
July 17, 2026
We have served as the auditor of one or more investment companies in the T.
Rowe Price group of investment companies since 1973.
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
(continued)

T. ROWE PRICE Target 2010 Fund

TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED 5/31/26
We are providing this information as required by the Internal Revenue Code.
The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.
The fund’s distributions to shareholders included $1,014,000 from long-term capital gains, subject to a long-term capital gains tax rate of not greater than 20%.
For taxable non-corporate shareholders, $319,000 of the fund's income represents qualified dividend income subject to a long-term capital gains tax rate of not greater than 20%.
For corporate shareholders, $143,000 of the fund's income qualifies for the dividends-received deduction.
The fund will pass through foreign source income of $152,000 and foreign taxes paid of $10,000.
For individuals and certain trusts and estates which are entitled to claim a deduction of up to 20% of their combined qualified real estate investment trust (REIT)
dividends, $16,000 of the fund's income qualifies as qualified real estate investment trust (REIT) dividends.

T. ROWE PRICE Target 2010 Fund

Approvals of Investment Management Agreements
Each year, Board of Directors (Board) of the T. Rowe Price Target Funds considers the continuation of the investment management agreement (Advisory Contract)
between each T. Rowe Price Target Fund and its investment adviser, T. Rowe
Price Associates, Inc. (Adviser). In that regard, at a meeting held on March 11-12,
2026 (Meeting), the Board, including all of the fund’s independent directors who were present in person at the Meeting, approved the continuation of the funds’
Advisory Contracts. At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and the approval of the Advisory Contracts. The independent directors were assisted in their evaluation of the Advisory Contracts by independent legal counsel from whom they received separate legal advice and with whom they met separately.
In providing information to the Board, the Adviser was guided by a detailed set of requests for information submitted by independent legal counsel on behalf of the independent directors. In considering and approving the continuation of the
Advisory Contracts, the Board considered the information it believed was relevant, including, but not limited to, the information discussed below. The Board considered not only the specific information presented in connection with the Meeting but also the knowledge gained over time through interaction with the Adviser about various topics and information provided to it by the Adviser. The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the
T. Rowe Price funds’ advisory contracts, including performance and the services and support provided to the funds and their shareholders.
Services Provided by the Adviser
The Board considered the nature, quality, and extent of the services provided to the fund by the Adviser. These services include, but are not limited to, directing the fund’s investments in accordance with its investment program and the overall management of the fund’s portfolio, as well as a variety of related activities such as financial, investment operations, and administrative services; compliance and infrastructure, as well as compliance with new and evolving regulatory requirements (e.g., derivatives and liquidity risk management); maintaining the fund’s records and registrations; and shareholder communications. The Board also reviewed the background and experience of the Adviser’s senior management team and investment personnel involved in the management of the fund, as well as the Adviser’s compliance record. The Board concluded that the information it considered with respect to the nature, quality, and extent of the services provided by the Adviser, as well as the other factors considered at the Meeting, supported the Board’s approval of the continuation of the Advisory Contracts.

T. ROWE PRICE Target 2010 Fund

Investment Performance of the Fund
The Board took into account discussions with the Adviser and detailed reports that it regularly receives throughout the year on relative and absolute performance for the T. Rowe Price funds. In connection with the Meeting, the Board reviewed information provided by the Adviser that compared each fund’s total returns, as well as a wide variety of other previously agreed-upon performance measures and market data, against relevant benchmark indexes and (as applicable) peer groups of funds with similar investment programs for various periods through December 31,
2025. Additionally, the Board reviewed each fund’s relative performance information as of September 30, 2025, which ranked the returns of each fund’s Investor Class for various periods against a universe of funds with similar investment programs selected by Broadridge, an independent provider of investment company data.
In the course of its deliberations, the Board considered performance information provided throughout the year and in connection with the Advisory Contract review at the Meeting, as well as information provided during investment review meetings conducted with portfolio managers and senior investment personnel during the course of the year regarding each fund’s performance. The Board also considered relevant factors, such as overall market conditions and trends that could adversely impact each fund’s performance, length of each fund’s performance track record, and how closely each fund’s strategies align with its benchmarks and peer groups.
With respect to the Target 2035 Fund, Target 2040 Fund, and Target 2045 Fund,
the Board noted that, as of December 31, 2025, each fund lagged its benchmark for most performance periods and, where applicable, each fund’s total returns ranked in the 4
th
quartile for most periods when compared to performance peer
groups selected by third-party data providers. The Adviser provided the Board with information addressing the funds’ performance relative to their benchmarks and performance peers (as applicable) during the applicable periods, the primary reasons for such results, and, if applicable, efforts being undertaken to improve performance. The Board considered the Adviser’s responses and, if applicable, its efforts and plans to improve the funds’ investment performance and noted that it will continue to periodically review the funds’ performance.
The Board concluded that the information it considered with respect to each
Target Fund’s performance, as well as the other factors considered at the Meeting, supported the Board’s approval of the continuation of the Advisory Contracts.
Approvals of Investment Management Agreements
(CONTINUED)

T. ROWE PRICE Target 2010 Fund

Costs, Benefits, Profits, and Economies of Scale
The Board reviewed detailed information regarding the revenues received by the
Adviser under the Advisory Contract and other direct and indirect benefits that the
Adviser (and its affiliates) may have realized from its relationship with the fund. In considering soft-dollar arrangements, the Board noted that the Adviser may use brokerage commissions in connection with certain T. Rowe Price funds’ securities transactions to pay for research when permissible, and the Board considered that the Adviser may receive some benefit from soft-dollar arrangements pursuant to which research is received from broker-dealers that execute the applicable fund’s portfolio transactions.
The Board received information on the estimated costs incurred and profits realized by the Adviser from managing the T. Rowe Price funds. The Board also reviewed estimates of the profits realized from managing each fund in particular (except for the Target 2005 Fund, Target 2010 Fund, Target 2015 Fund, Target 2020 Fund,
Target 2055 Fund, Target 2060 Fund, Target 2065 Fund, and Target 2070 Fund),
and the Board concluded that the Adviser’s profits were reasonable in light of the services provided to the fund. While the Board did not review information regarding profits realized from managing the Target 2005 Fund, Target 2010 Fund, Target
2015 Fund, Target 2020 Fund, Target 2055 Fund, Target 2060 Fund, Target
2065 Fund, and Target 2070 Fund in particular because the funds had either not achieved sufficient portfolio asset size or the Adviser had not recognized sufficient revenues to produce meaningful profit margin percentages, the Board concluded that the Adviser’s profits were reasonable in light of the services provided to the
T. Rowe Price funds.
The Board also considered whether the fund benefits under the fee levels set forth in the Advisory Contracts or otherwise from any economies of scale potentially realized by the Adviser. Under each fund’s Advisory Contract, the fund pays the
Adviser an all-inclusive fee, which is based on the fund’s average daily net assets.
The all-inclusive fee includes investment management services and provides for the Adviser to pay all of the fund’s ordinary, recurring operating expenses except for interest; expenses related to borrowings, taxes, and brokerage; nonrecurring, extraordinary expenses; any acquired fund fees and expenses; and any 12b-1 fees applicable to a class. In accordance with a predetermined contractual fee schedule, the all-inclusive fee rate for the T. Rowe Price Target Funds (other than the
T. Rowe Price Target Balanced Fund) generally starts to decline around the time a fund begins reducing its overall stock exposure and then continues to decline over time as a fund nears and then passes its predetermined target date. The Adviser has generally implemented an all-inclusive management fee structure in situations where a fixed total expense ratio is useful for purposes of providing certainty of fees
Approvals of Investment Management Agreements
(CONTINUED)

T. ROWE PRICE Target 2010 Fund

and expenses for the investors in these funds and historically has sought to set the all-inclusive fee rate at levels below the expense ratios of comparable funds to take into account potential future economies of scale. The all-inclusive fee structure also provides greater flexibility to make investment changes, including underlying fund changes, while maintaining a certain expense ratio for investors.
In addition, the Board noted that the funds share in potential economies of scale through the Adviser’s ongoing investments in its business in support of the T. Rowe
Price funds, including investments in trading systems, technology, and regulatory support enhancements, and the ability to possibly negotiate lower fee arrangements with third-party service providers. The Board concluded that the all-inclusive fee structure for the funds provides for a reasonable sharing of benefits from potential economies of scale with the funds and their investors.
Fees and Expenses
The Board was provided with information regarding industry trends in management fees and expenses. The Board reviewed and considered information regarding each fund’s actual total expense ratio, noting that the fund pays an all-inclusive fee. Among other things, the Board reviewed data for peer groups that were compiled by Broadridge, which compared: (i) contractual management fees, actual management fees, and total expenses of each fund’s Investor Class and I Class with a group of competitor funds selected by Broadridge (Expense Group); and
(ii) actual management fees and total expenses of each fund’s Investor Class and I Class with a broader set of funds within the Lipper investment classification
(Expense Universe). The Board considered each fund’s contractual management fee rate, actual management fee rate, and total expenses (each of which generally reflect the fund’s all-inclusive fee rate) in comparison with the information for the
Broadridge peer groups. Broadridge generally constructed the peer groups by seeking the most comparable funds based on similar investment classifications and objectives, expense structure, asset size, and operating components and attributes and generally ranked funds into quintiles, with the first quintile representing the funds with the lowest relative expenses and the fifth quintile representing the funds with the highest relative expenses. However, there were certain funds that did not have a sufficient number of funds in their peer group to rank in quintiles. The information provided to the Board indicated that the contractual management fee, actual management fee rate, and total expenses for each fund’s Investor Class ranked as follows:
Approvals of Investment Management Agreements
(CONTINUED)

T. ROWE PRICE Target 2010 Fund

Fund Contractual
Management Fee
Actual Management
Fee
Total Expenses
Target 2005 Fund Second out of three
funds (Expense
Group)
Second out of three
funds (Expense
Group) and fourth
quintile (Expense
Universe)
Second out of four
funds (Expense
Group) and third
quintile (Expense
Universe)
Target 2010 Fund Second out of three
funds (Expense
Group)
Second out of three
funds (Expense
Group) and fourth
quintile (Expense
Universe)
Second out of four
funds (Expense
Group) and third
quintile (Expense
Universe)
Target 2015 Fund Second out of three
funds (Expense
Group)
Second out of three
funds (Expense
Group) and fourth
quintile (Expense
Universe)
Second out of four
funds (Expense
Group) and third
quintile (Expense
Universe)
Target 2020 Fund Second out of three
funds (Expense
Group)
Second out of three
funds (Expense
Group) and fourth
quintile (Expense
Universe)
Second quintile
(Expense Group) and
third quintile (Expense
Universe)
Target 2025 Fund Second out of four
funds (Expense
Group)
Second out of four
funds (Expense
Group) and fourth
quintile (Expense
Universe)
Second quintile
(Expense Group) and
third quintile (Expense
Universe)
Target 2030 Fund Second quintile
(Expense Group)
Third quintile
(Expense Group)
and fourth quintile
(Expense Universe)
Third quintile
(Expense Group) and
third quintile (Expense
Universe)
Target 2035 Fund Second quintile
(Expense Group)
Third quintile
(Expense Group)
and fourth quintile
(Expense Universe)
Third quintile
(Expense Group)
and fourth quintile
(Expense Universe)
Target 2040 Fund Second quintile
(Expense Group)
Third quintile
(Expense Group)
and fourth quintile
(Expense Universe)
Third quintile
(Expense Group) and
third quintile (Expense
Universe)
Target 2045 Fund Second quintile
(Expense Group)
Third quintile
(Expense Group)
and fourth quintile
(Expense Universe)
Third quintile
(Expense Group)
and fourth quintile
(Expense Universe)
Approvals of Investment Management Agreements
(CONTINUED)

T. ROWE PRICE Target 2010 Fund

The information provided to the Board indicated that the contractual management fee, actual management fee rate, and total expenses for each fund’s I Class ranked as follows:
Fund Contractual
Management Fee
Actual Management
Fee
Total Expenses
Target 2050 Fund Third quintile
(Expense Group)
Third quintile
(Expense Group)
and fourth quintile
(Expense Universe)
Third quintile
(Expense Group)
and fourth quintile
(Expense Universe)
Target 2055 Fund Third quintile
(Expense Group)
Third quintile
(Expense Group)
and fourth quintile
(Expense Universe)
Third quintile
(Expense Group)
and fourth quintile
(Expense Universe)
Target 2060 Fund Fourth quintile
(Expense Group)
Fourth quintile
(Expense Group)
and fourth quintile
(Expense Universe)
Third quintile
(Expense Group)
and fourth quintile
(Expense Universe)
Target 2065 Fund Third quintile
(Expense Group)
Third quintile
(Expense Group)
and fourth quintile
(Expense Universe)
Third quintile
(Expense Group)
and fourth quintile
(Expense Universe)
Target 2070 Fund Third quintile
(Expense Group)
Third quintile
(Expense Group)
and fourth quintile
(Expense Universe)
Third quintile
(Expense Group)
and fourth quintile
(Expense Universe)
Approvals of Investment Management Agreements
(CONTINUED)

T. ROWE PRICE Target 2010 Fund

Fund Contractual
Management Fee
Actual Management
Fee
Total Expenses
Target 2005 Fund Second out of three
funds (Expense
Group)
Second out of three
funds (Expense
Group) and first
quintile (Expense
Universe)
Second out of four
funds (Expense
Group) and first
quintile (Expense
Universe)
Target 2010 Fund Second out of three
funds (Expense
Group)
Second out of three
funds (Expense
Group) and first
quintile (Expense
Universe)
Second out of four
funds (Expense
Group) and first
quintile (Expense
Universe)
Target 2015 Fund Second out of three
funds (Expense
Group)
Second out of three
funds (Expense
Group) and second
quintile (Expense
Universe)
Second out of four
funds (Expense
Group) and first
quintile (Expense
Universe)
Target 2020 Fund Second out of three
funds (Expense
Group)
Second out of three
funds (Expense
Group) and first
quintile (Expense
Universe)
Second quintile
(Expense Group) and
first quintile (Expense
Universe)
Target 2025 Fund Second out of four
funds (Expense
Group)
Second out of four
funds (Expense
Group) and first
quintile (Expense
Universe)
First quintile (Expense
Group) and first
quintile (Expense
Universe)
Target 2030 Fund Second quintile
(Expense Group)
Second quintile
(Expense Group) and
third quintile (Expense
Universe)
First quintile (Expense
Group) and first
quintile (Expense
Universe)
Target 2035 Fund Second quintile
(Expense Group)
Second quintile
(Expense Group) and
third quintile (Expense
Universe)
First quintile (Expense
Group) and first
quintile (Expense
Universe)
Target 2040 Fund Second quintile
(Expense Group)
Third quintile
(Expense Group) and
third quintile (Expense
Universe)
First quintile (Expense
Group) and first
quintile (Expense
Universe)
Target 2045 Fund Second quintile
(Expense Group)
Third quintile
(Expense Group) and
third quintile (Expense
Universe)
First quintile (Expense
Group) and first
quintile (Expense
Universe)
Approvals of Investment Management Agreements
(CONTINUED)

T. ROWE PRICE Target 2010 Fund

The Board was provided the fee schedules and other account fee information for certain comparable investment portfolios that are advised or subadvised by the
Adviser and its affiliates, including separately managed accounts for institutional investors; subadvised funds; and other sponsored investment portfolios that are not registered investment companies, including collective investment trusts and pooled vehicles organized and offered to investors outside the United
States. The fee schedules and account fee information, which are subject to change, may be negotiated under certain circumstances and may differ across regions. Management provided the Board with information about the Adviser’s responsibilities and services provided to subadvisory clients and other types of clients, including information about how the requirements, economics and risks of the domestic and international businesses may differ from those of the proprietary mutual fund and ETF (“registered fund”) business. The Board considered information showing that the Adviser’s proprietary registered fund business is generally more complex from a business and regulatory perspective than its other domestic and international businesses and considered various relevant factors, such as the broader scope of operations and oversight, more extensive shareholder communication infrastructure, heightened business risks, and differences in applicable laws and regulations associated with the Adviser’s proprietary registered
Fund Contractual
Management Fee
Actual Management
Fee
Total Expenses
Target 2050 Fund Second quintile
(Expense Group)
Third quintile
(Expense Group) and
third quintile (Expense
Universe)
First quintile (Expense
Group) and first
quintile (Expense
Universe)
Target 2055 Fund Second quintile
(Expense Group)
Third quintile
(Expense Group) and
third quintile (Expense
Universe)
First quintile (Expense
Group) and second
quintile (Expense
Universe)
Target 2060 Fund Third quintile
(Expense Group)
Fourth quintile
(Expense Group) and
third quintile (Expense
Universe)
First quintile (Expense
Group) and second
quintile (Expense
Universe)
Target 2065 Fund Second quintile
(Expense Group)
Third quintile
(Expense Group)
and second quintile
(Expense Universe)
First quintile (Expense
Group) and first
quintile (Expense
Universe)
Target 2070 Fund Second quintile
(Expense Group)
Third quintile
(Expense Group)
and second quintile
(Expense Universe)
First quintile (Expense
Group) and first
quintile (Expense
Universe)
Approvals of Investment Management Agreements
(CONTINUED)

T. ROWE PRICE Target 2010 Fund

fund business. In assessing the reasonableness of the fund’s management fee rate, the Board considered the differences in the nature of the services required for the
Adviser to manage its registered fund business versus managing a discrete pool of assets as a subadviser to another institution’s mutual fund or for an institutional account and that the Adviser generally performs significant additional services and assumes greater risk in managing the fund and other T. Rowe Price funds than it does for institutional account clients, including subadvised funds.
On the basis of the information provided and the factors considered, the Board concluded that the fees paid by the fund under the Advisory Contract are reasonable.
Approval of the Advisory Contracts
As noted, the Board approved the continuation of each Target Fund’s Advisory
Contract. No single factor was considered in isolation or to be determinative to the decision. Rather, the Board concluded, in light of a weighting and balancing of all factors considered, that it was in the best interests of the fund and its shareholders for the Board to approve the continuation of the Advisory Contracts (including the fees to be charged for services thereunder).
Approvals of Investment Management Agreements
(CONTINUED)

1307 Point Street
Baltimore, Maryland 21231
T. Rowe Price Investment Services, Inc.
Call 1-800-638-5660 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
F183-050 7/26

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Directors is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

If applicable, see Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is attached.

(2)	Listing standards relating to recovery of erroneously awarded compensation: not applicable.

(3)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Retirement Funds, Inc.
By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	July 17, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	July 17, 2026

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	July 17, 2026